Schedule of investments

Delaware Global Equity Fund December 31, 2019 (Unaudited)

	Number of Shares	Value (US $)
Common Stock – 98.76%Δ
Denmark - 4.52%
Novo Nordisk Class B	280,080	$16,230,309
		16,230,309
France - 18.32%
Air Liquide	98,910	14,001,555
Danone	232,402	19,264,645
Orange †	599,040	8,815,894
Publicis Groupe	270,780	12,258,701
Sodexo	96,430	11,427,688
		65,768,483
Germany - 4.46%
adidas AG	12,570	4,086,113
Fresenius Medical Care AG & Co.	161,990	11,926,973
		16,013,086
Ireland - 1.00%
Kerry Group Class A	28,670	3,572,880
		3,572,880
Japan - 15.17%
Asahi Group Holdings	153,500	7,002,749
Kao	41,300	3,406,222
KDDI	452,500	13,500,959
Kirin Holdings	138,000	3,012,069
Lawson	97,700	5,545,709
Makita	186,800	6,451,115
Secom	38,400	3,426,921
Seven & i Holdings	330,500	12,114,622
		54,460,366
Netherlands - 4.93%
Koninklijke Ahold Delhaize	707,550	17,694,624
		17,694,624
Sweden - 2.72%
Securitas Class B	566,300	9,756,908
		9,756,908
Switzerland - 10.63%
Nestle	131,090	14,192,494
Roche Holding	51,010	16,578,394
Swatch Group	26,390	7,368,230
		38,139,118
United Kingdom - 6.08%
Diageo	206,880	8,770,434

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Schedule of investments

Delaware Global Equity Fund (Unaudited)

	Number of Shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4S	3,089,420	$8,921,096
Next	44,300	4,118,147
		21,809,677
United States - 30.93%
Clorox	56,910	8,737,961
Conagra Brands	398,810	13,655,254
General Mills	311,210	16,668,408
Hormel Foods	202,270	9,124,400
Kimberly-Clark	125,110	17,208,882
Lamb Weston Holdings	135,650	11,669,970
Merck & Co.	159,810	14,534,720
Mondelez International Class A	84,590	4,659,217
Pfizer	252,920	9,909,406
Waste Management	42,640	4,859,254
		111,027,472

Total Common Stock (cost $334,287,315)		354,472,923

Exchange-Traded Fund – 1.41%
Vanguard S&P 500 ETF	17,065	5,047,827
Total Exchange-Traded Fund (cost $4,825,715)		5,047,827
Total Value of Securities – 100.17%
(cost $339,113,030)		359,520,750
Liabilities Net of Receivables and Other Assets – (0.17%)		(594,150)
Net Assets Applicable to 53,548,928 Shares Outstanding – 100.00%		$358,926,600

Δ Securities have been classified by country of origin.
† Non-income producing security.

The following foreign currency exchange contracts were outstanding at Dec. 31, 2019:

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	(88,988)	USD	91,743	1/3/20	$—	$(226)
BNYM	DKK	(1,140,857)	USD	170,229	1/2/20	—	(1,047)
BNYM	EUR	(257,069)	USD	287,714	1/2/20	—	(677)
BNYM	GBP	(150,020)	USD	196,876	1/2/20	—	(1,853)
BNYM	GBP	(26,478)	USD	35,094	1/3/20	17	—
BNYM	JPY	(501,573)	USD	4,588	1/7/20	—	(29)

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(Unaudited)

	Currency to			Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For	Date	Appreciation	Depreciation
BNYM	SEK	(678,007)	USD 72,575	1/3/20	$176	$—
Total Foreign Currency Exchange Contracts					$193	$(3,832)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – The Bank of New York Mellon
CHF – Swiss Franc
DKK – Danish Krone
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
LLC – Limited Liability Company
SEK – Swedish Krona
S&P – Standard & Poor’s Financial Services LLC
USD – US Dollar

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